Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill
Goodwill

Note 18.Goodwill

The Group performs its annual goodwill impairment test on October 1 of each year, or more frequently if events or changes in circumstances indicate that goodwill may be impaired. Under the quantitative test, the fair value of each reporting unit is compared with its carrying amount, including goodwill. If the carrying amount exceeds the reporting unit’s fair value, an impairment charge is recognized in an amount equal to the excess, limited to the total amount of goodwill allocated to that reporting unit.

On August 4, 2025, the Group acquired 100% of IC’Alps SAS. In connection with the acquisition, goodwill of EUR 4,815,338 (USD 5,656,395 at December 31, 2025, exchange rates) was recognized as part of the purchase price allocation under ASC 805.

The goodwill recognized in connection with the acquisition relates to IC’Alps, which represents the reporting unit for purposes of goodwill impairment testing and operates within the Group’s ASIC operating segment. Given the proximity of the acquisition date to the annual testing date and the absence of any events or circumstances indicating potential impairment, management performed a qualitative assessment in accordance with ASC 350 and concluded that it was not more likely than not that the fair value of the reporting unit was less than its carrying amount. After October 1, 2025, there were no impairment indicators identified triggering a new impairment test. Therefore, no impairment loss was recognized in 2025. Management also evaluated whether any indicators of impairment existed for the acquired identifiable intangible assets and other long-lived assets in accordance with ASC 360 and concluded that no triggering events requiring a recoverability test were identified.

IC’Alps’ functional currency is the Euro (EUR). Accordingly, goodwill recognized in connection with the acquisition of IC’Alps was recorded in euros and is translated into the Group’s reporting currency (USD) at each reporting date in accordance with ASC 830. Translation adjustments are recorded in accumulated other comprehensive income and do not impact net income.

	ASIC
USD’000	Segment	Total
Goodwill balance as at December 31, 2023	—	—
Goodwill acquired during the year	—	—
Impairment losses	—	—
As at December 31, 2024
Goodwill	—	—
Goodwill balance as at December 31, 2024	—	—
Goodwill acquired during the year	5,504	5,504
Currency translation adjustment	152	152
Impairment losses	—	—
As at December 31, 2025
Goodwill	5,656	5,656
Accumulated currency translation adjustment	152	152
Goodwill balance as at December 31, 2025	5,656	5,656

The assessment of goodwill impairment requires judgment, including the evaluation of qualitative factors such as operating performance, projected cash flows, industry and market conditions, and other relevant events and circumstances. Changes in these factors could result in future impairment charges.